SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property, plant and equipment [Table Text Block]
Building	25 years
Growing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5 years

Disclosure of detailed information about reconciliation of operating leases [Table Text Block]
Operating lease obligations as at August 31, 2019	$3,049
Minimum future payments not related to lease payments	(411)
Lease payments for renewal options reasonably expected to be exercised but not contractually obligated	655
Relief option for short-term leases	(538)
Relief option for leases of low-value assets	(76)
Gross lease liabilities at September 1, 2019	2,679
Discounting	(459)
Present value of lease liabilities at September 1, 2019	$2,220